Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 6,738	$ 6,022	$ 5,884
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization of premises, equipment and software	905	916	928
Deferred income taxes	(4)	83	175
Provision for loan losses	493	389	643
Gain on sale of loans, net	(309)	(363)	(198)
Securities gains	(1)	(56)	(133)
Security amortization, net of accretion	802	575	361
Secondary market loan sale proceeds	10,985	12,414	6,506
Originations of secondary market loans held-for-sale	(10,682)	(12,083)	(6,383)
Bank-owned life insurance	(276)	(270)	(264)
Effects of changes in operating assets and liabilities:
Net deferred loan (fees) costs	(262)	(89)	(81)
Accrued interest receivable	103	(184)	45
Accrued interest payable	(4)	(4)	(12)
Other assets and liabilities	(1,521)	316	(308)
Net cash provided by operating activities	6,967	7,666	7,163
Securities:
Proceeds from repayments, available-for-sale	49,870	39,187	35,337
Proceeds from repayments, held-to-maturity	19,404	14,834	9,273
Purchases, available-for-sale	(27,741)	(69,684)	(34,893)
Purchases, held-to-maturity	(8,998)	(10,000)	(3,000)
Proceeds from sale of securities	1	1,576	2,483
Proceeds from redemption of restricted stock			849
Loan originations, net of repayments	(52,213)	(6,023)	(33,043)
Purchase of residential real estate loans		(5,964)
Proceeds from sale of other real estate	26
Property, equipment and software acquisitions	(1,418)	(611)	(427)
Net cash used in investing activities	(21,069)	(36,685)	(23,421)
CASH FLOWS FROM FINANCING ACTIVITIES
Net change in deposits	15,743	24,967	19,151
Net change in short-term borrowings	144	1,971	(2,044)
Proceeds from other borrowings			5,000
Repayment of other borrowings	(1,080)	(1,488)	(2,506)
Cash dividends paid	(2,139)	(2,082)	(2,026)
Proceeds from stock options exercised			7
Net cash provided by financing activities	12,668	23,368	17,582
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(1,434)	(5,651)	1,324
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	38,272	43,923	42,599
CASH AND CASH EQUIVALENTS AT END OF YEAR	36,838	38,272	43,923
Cash paid during the year for:
Interest	1,477	1,571	1,750
Income taxes	2,650	$ 2,180	$ 2,500
Noncash investing activities:
Transfer of loans to other real estate owned	$ 72